OTHER PAYABLES AND ACCRUALS (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses		330,863,616	204,438,348
Electronic coupon		133,306,380	41,475,136
Accruals for property and equipment	6,118,357	37,038,698	34,450,253	32,195,338
Deposits received from suppliers and packaged-tour customers		33,769,690	10,161,612
Due to employees for stock option proceeds received on their behalf		28,413,780	13,242,768
Payable for acquisition		23,773,221	19,742,776
Interest payable		13,838,961	1,492,269
Others		34,100,603	18,754,719
Total	$ 104,911,864	635,104,949	343,757,881